DEBT - Additional Information (Detail) $ in Thousands						1 Months Ended			12 Months Ended
	May 25, 2022 CNY (¥) shares	Sep. 27, 2021 CNY (¥)	Dec. 17, 2020 CNY (¥)	May 28, 2020 CNY (¥)	Jun. 13, 2017 CNY (¥)	Jun. 30, 2022 shares	Dec. 31, 2020 CNY (¥) shares	Apr. 30, 2020 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥) shares	May 13, 2022	Apr. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020	Sep. 26, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Feb. 21, 2019 CNY (¥)
Debt Instrument [Line Items]
Treasury stock shares pledged on loans | shares							77,100,000				77,100,000
Long-term bank borrowings, current portion											¥ 219,121,000
Long-term debt											¥ 201,041,000
Treasury stocks acquired | shares											77,250,000
Debt extinguishment loss											¥ (41,964,000)
Inducement expenses									¥ 423,686,000	$ 59,561
Maximum
Debt Instrument [Line Items]
Debt annual interest rate												25.00%
Other Long Term Debt
Debt Instrument [Line Items]
Debt annual interest rate									5.00%
Other Short Term Debt | Maximum
Debt Instrument [Line Items]
Debt annual interest rate									6.00%
Other Short Term Debt | Minimum
Debt Instrument [Line Items]
Debt annual interest rate									3.80%
Buildings [Member]
Debt Instrument [Line Items]
Collateral Deposit											¥ 33,626,000
Shanghai Huarui Bank
Debt Instrument [Line Items]
Treasury shares pledged | shares						77,100,000
Shanghai Xiangzi Financial Information Service Company Ltd
Debt Instrument [Line Items]
Debt annual interest rate											8.75%
Long-term Debt											¥ 193,929,000
Outstanding principal											193,929,000
Shanghai Xiangzi Financial Information Service Company Ltd | Interest Rate Of Eight Point Seven Five Percent [Member]
Debt Instrument [Line Items]
Long-term Debt											27,000,000
Outstanding principal											¥ 27,000,000
Shanghai Xiangzi Financial Information Service Company Ltd | Interest Rate Of Seven Point Five Percent [Member]
Debt Instrument [Line Items]
Debt annual interest rate											7.50%
China Merchants Bank
Debt Instrument [Line Items]
Long-term Debt											¥ 10,326,000
Weighted average interest rate											5.39%				5.39%
Proceeds from borrowings					¥ 17,210,000
Debt term					10 years
Long-term bank borrowings, current portion											¥ 1,721,000
Long-term debt											8,605,000
Bank borrowings deconsolidated									¥ 10,326,000
Outstanding principal											10,326,000
Third Party
Debt Instrument [Line Items]
Long-term Debt	¥ 217,477,000
Total consideration	392,104,000
Outstanding principal	217,477,000
Interest on outstanding principal	24,665,000
Inducement expenses	¥ 149,962,000
Third Party | Class A ordinary shares [Member]
Debt Instrument [Line Items]
Number of shares issued in transaction | shares	8,617,124,250
18-Month Borrowing Agreement Entered on December 17, 2021 | Zhejiang MY Bank
Debt Instrument [Line Items]
Maximum borrowing capacity			¥ 26,652,000
Debt annual interest rate			8.50%
Long-term Debt											24,652,000
Line of credit									¥ 24,652,000
Outstanding principal											¥ 24,652,000
18-Month Borrowing Agreement Entered on December 17, 2021 | Zhejiang MY Bank | First 6 Months
Debt Instrument [Line Items]
Monthly repayment			¥ 400,000
18-Month Borrowing Agreement Entered on December 17, 2021 | Zhejiang MY Bank | Remaining Twelve Months
Debt Instrument [Line Items]
Monthly repayment			¥ 2,224,000
Revolving Credit Facility | Shanghai Huarui Bank
Debt Instrument [Line Items]
Maximum borrowing capacity																		¥ 2,000,000,000
Debt annual interest rate																		7.50%
Weighted average interest rate											7.90%				7.50%
Revolving Credit Facility | Shanghai Huarui Bank | Rental Installment Loans [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																		¥ 1,000,000,000
Bank Borrowing Agreement One | Shanghai Xiangzi Financial Information Service Company Ltd
Debt Instrument [Line Items]
Debt annual interest rate							7.50%
Debt instrument carrying amount							¥ 25,929,000										¥ 27,000,000
Long term debt instrument maturity date																	Mar. 31, 2022
Debt instrument, maturity date							Dec. 31, 2022
Bank Borrowing Agreement Two | Shanghai Xiangzi Financial Information Service Company Ltd
Debt Instrument [Line Items]
Debt annual interest rate							7.50%
Debt instrument carrying amount							¥ 9,000,000							¥ 132,000,000
Long term debt instrument maturity date														Mar. 31, 2023
Debt instrument, maturity date							Dec. 31, 2022
Eighteen Month Revolving Bank Credit Facility [Member] | Shanghai Huarui Bank
Debt Instrument [Line Items]
Maximum borrowing capacity																¥ 108,000,000
Long-term Debt											¥ 90,400,000
Weighted average interest rate																8.50%
Line of credit facility, Expiration date		Sep. 26, 2022
Outstanding principal											¥ 90,400,000
Eighteen Month Revolving Bank Credit Facility [Member] | China Merchants Bank
Debt Instrument [Line Items]
Maximum borrowing capacity		¥ 91,400,000
Eighteen Month Bank Loan Entered On April Thirty Two Thousand Twenty [Member] | Shanghai Huarui Bank
Debt Instrument [Line Items]
Debt annual interest rate								7.50%
Long-term Debt													¥ 50,000,000
Long term debt instrument maturity date													Feb. 28, 2022
Proceeds from borrowings								¥ 50,000,000
Outstanding principal													¥ 50,000,000
Eighteen Month Bank Loan Entered On May Twenty Eight Two Thousand Twenty [Member] | Shanghai Huarui Bank
Debt Instrument [Line Items]
Debt annual interest rate				7.50%
Long-term Debt													¥ 50,000,000
Long term debt instrument maturity date													Feb. 28, 2022
Proceeds from borrowings				¥ 50,000,000
Outstanding principal													¥ 50,000,000